FAIR VALUE MEASUREMENTS (Details)		3 Months Ended	7 Months Ended
	Oct. 26, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Y $ / shares	Sep. 30, 2020	Sep. 09, 2020	Jun. 10, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset held in Trust account		$ 115,003,881	$ 115,002,152
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement			27.0	27.0	27.0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement			0.34	0.34	0.34
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents held in Trust Account - U.S. Treasury Securities Money Market Fund			$ 115,002,152
U.S. Treasury Securities | Level 1 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents held in Trust Account - U.S. Treasury Securities Money Market Fund		115,003,880	115,002,152
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents held in Trust Account - U.S. Treasury Securities Money Market Fund			115,002,152
Redeemable warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of warrants upon transfers		8,520,049	3,096,650
Value of warrants		13,045,299	4,525,250			$ 0
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of warrants upon transfers	$ 3,545,833
Value of warrants			4,370,000
Public Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of warrants upon transfers		8,164,999	2,990,000
Value of warrants		12,534,999	4,370,000			0
Public Warrants | Level 1 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability		$ 12,534,999	$ 4,370,000
Private Placement Warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement		34.00	18.60
Private Placement Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement		0.94	0.41
Private Placement Warrants | Strike Price
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement | $ / shares			11.50
Private Placement Warrants | Fair value of Common Stock
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement | $ / shares			10.15
Private Placement Warrants | Expected Life
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement | Y			4.4
Private Placement Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of warrants upon transfers		$ 355,050	$ 106,650
Value of warrants		510,300	155,250			$ 0
Private Placement Warrants | Level 1 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability		$ 510,300	155,250
Private Placement Warrants | Level 3 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability			$ 155,250